Other long-term liabilities (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other long-term liabilities
Provision for environmental remediation, net of current portion	82	91
Provision for restructuring, net of current portion (Note 24)	35	46
Deferred gain on sale leaseback transactions	38	41
Deferred revenue on rights-of-way license agreements, net of current portion	34	36
Deferred income credits	32	30
Stock-based compensation liabilities, net of current portion	61	82
Asset retirement obligations (Note 23)	23	22	27
Other, net of current portion	60	121
Total other long-term liabilities	365	468